UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05901 )

Exact name of registrant as specified in charter: Putnam Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Investment Grade Municipal Trust

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (160.8%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$416,476

Arizona (1.6%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	575,710
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	1,175,000	1,306,577
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	511,308
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,108,830
			3,502,425

Arkansas (2.2%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	3,000,000	3,350,340
Independence Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 5s, 1/1/21	A-	500,000	506,900
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 4.6s, 10/1/17	A-	355,000	358,309
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	760,000	752,438
			4,967,987

California (20.4%)
Anaheim, Pub. Fin. Auth. Tax Alloc. Rev. Bonds, MBIA,
6.45s, 12/28/18	Aaa	4,000,000	4,225,040
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	525,000	551,318
CA Hlth. Fac. Auth. Rev. Bonds (Sutter Hlth.), Ser. A,
MBIA, 5 3/8s, 8/15/30	Aaa	2,500,000	2,591,925
CA State G.O. Bonds
5 1/8s, 4/1/23	A+	500,000	529,375
5.1s, 2/1/34	A+	750,000	762,503
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	1,500,000	1,697,295
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	13,000,000	14,337,700
5 1/2s, 5/1/11	A2	1,500,000	1,615,020
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,055,950
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,770,755
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	272,225
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	661,088
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	507,174
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33	BBB	1,000,000	1,099,420
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,668,780
Ser. 03 A-1, 5s, 6/1/21	BBB	420,000	421,919
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	462,573
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/29	Aaa	4,700,000	4,899,374
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No. 1
- Westpark), 5 1/4s, 9/1/19	BB/P	875,000	900,883
Roseville, Special Tax (Fiddyment Ranch Cmnty. Fac),
Ser. 1, 5s, 9/1/20	BB/P	255,000	255,395
Sacramento, Special Tax Bonds (North Natomas Cmnty.

Fac.), 5s, 9/1/18	BB/P	1,040,000	1,065,438
Santa Clara Cnty., Fin. Auth. Lease Rev. Bonds
(Multiple Fac.), Ser. I, AMBAC, 5s, 5/15/20	Aaa	3,000,000	3,231,390
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,442,448
			46,024,988

Colorado (4.5%)
CO Hlth. Fac. Auth. Rev. Bonds (Hlth. Fac. -
Evangelical Lutheran), 3.35s, 10/1/06	A3	2,500,000	2,497,450
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,515,000	1,658,395
6 3/8s, 12/15/30 (Prerefunded)	A3	1,485,000	1,653,963
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26	Aa2	95,000	95,876
Ser. B-3, 6.8s, 11/1/28	Aa2	50,000	50,165
Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s,
11/15/25	Aaa	2,500,000	2,534,075
U. of CO. Enterprise Syst. Rev. Bonds, FGIC, 5s, 6/1/26	Aaa	1,650,000	1,745,585
			10,235,509

Delaware (0.7%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	523,145
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,024,930
			1,548,075

District of Columbia (1.8%)
DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26	Aaa	4,000,000	4,153,680

Florida (4.4%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,895,000	1,933,866
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/19	BBB+	2,200,000	2,328,766
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/23	A+	300,000	312,087
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,022,990
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), 5 3/8s, 11/15/28	BB+	2,000,000	2,013,400
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	374,783
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	850,000	895,679
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s,
5/1/15	BB-/P	450,000	455,585
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	177,037
Wentworth Estates Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	465,000	470,371
			9,984,564

Georgia (5.4%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	1,500,000	1,576,170
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, FGIC,
5s, 11/1/38 (Prerefunded)	Aaa	1,045,000	1,087,918
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	2,300,000	2,336,570
Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw
State U. Hsg.), Ser. A, MBIA, 5s, 7/15/29	Aaa	5,215,000	5,445,347
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	600,000	600,678
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,155,000	1,158,684
			12,205,367

Hawaii (0.4%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	900,000	892,935

Idaho (0.2%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	420,000	425,741

Illinois (11.7%)
Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27	Aaa	4,270,000	4,461,211
Chicago, Board of Ed. G.O. Bonds (School Reform), Ser.
A
AMBAC, 5 1/4s, 12/1/27	Aaa	2,500,000	2,590,625
FGIC, zero %, 12/1/18	Aaa	5,440,000	3,205,357
Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No.
64 Pk. Ridge), FSA, 5 1/2s, 12/1/16	Aaa	1,580,000	1,790,156
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26	A-	1,600,000	1,740,240

IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A2	2,500,000	2,666,025
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,393,483
IL U. Rev. Bonds (Auxiliary Fac. Syst.), Ser. A,
AMBAC, 5 1/4s, 4/1/19	Aaa	1,945,000	2,185,344
Schaumburg, G.O. Bonds, Ser. B, FGIC, 5s, 12/1/27	Aaa	5,000,000	5,247,350
			26,279,791

Indiana (1.7%)
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,600,000	2,712,320
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan
Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	1,000,000	1,004,450
			3,716,770

Iowa (0.8%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25	AAA/P	1,500,000	1,876,515

Kansas (0.1%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	266,575

Louisiana (0.9%)
Ernest N. Morial - New Orleans, Exhibit Hall Auth.
Special Tax Bonds, Ser. A, AMBAC, 5 1/4s, 7/15/21	Aaa	1,500,000	1,586,520
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	400,000	420,248
			2,006,768

Maine (0.5%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,185,000	1,204,268

Massachusetts (11.1%)
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical
Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	3,036,068
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	1,000,000	1,240,590
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	822,735
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	16,150,000	16,854,133
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	508,890
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.),
Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,500,000	2,550,000
			25,012,416

Michigan (3.0%)
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev.
Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	BBB	900,000	908,415
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	79,460
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,060,460
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,350,475
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,195,896
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	777,848
Saginaw Cnty., G.O. Bonds (Healthsource Saginaw,
Inc.), MBIA, 5s, 5/1/26	Aaa	1,210,000	1,270,597
			6,643,151

Minnesota (2.1%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	2,500,000	2,545,250
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	A+	1,705,000	1,848,288
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	350,000	381,952
			4,775,490

Mississippi (2.5%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	604,445
Ser. B, 6.7s, 4/1/22	Baa2	525,000	628,987
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	1,750,000	1,752,555
MS Dev. Bk. Special Obligation Rev. Bonds (Jackson,
MS), FSA, 5 1/4s, 3/1/21	Aaa	1,385,000	1,554,441

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	705,000	734,638
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+/F	250,000	263,548
			5,538,614

Missouri (2.2%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,250,000	1,344,400
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,050,000	1,078,623
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,044,030
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	785,000	812,530
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	670,000	709,671
			4,989,254

Nevada (3.8%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,105,000	5,406,195
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	708,183
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5.1s, 3/1/21	BB-/P	1,000,000	1,011,740
(No. T-17), 5s, 9/1/25	BB/P	225,000	226,132
(No. T-14), 4 3/4s, 3/1/10	BB/P	1,075,000	1,087,029
			8,439,279

New Hampshire (0.4%)
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	950,000	930,468

New Jersey (5.5%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	650,000	707,135
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,878,975
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,260,550
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,116,992
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	831,233
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	500,000	560,390
6s, 6/1/37	BBB	1,000,000	1,061,010
			12,416,285

New Mexico (1.1%)
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 3.47s, 9/1/24	P-1	1,300,000	1,300,000
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	798,270
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	385,000	398,148
			2,496,418

New York (20.1%)
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	AA-	7,780,000	8,149,005
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	528,820
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	531,590
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BBB-	2,000,000	2,021,540
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	250,000	236,708
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. B, 5 3/4s, 6/15/26 (Prerefunded)	AA+	4,100,000	4,207,994
Ser. D, 5s, 6/15/37	AA+	7,500,000	7,807,500
NY State Dorm. Auth. Rev. Bonds (NY Methodist Hosp.),
5 1/4s, 7/1/15	A3	500,000	536,030
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,058,520
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	4,000,000	4,184,320
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	3,000,000	3,252,360
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	10,500,000	10,962,210
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	715,117
			45,191,714

North Carolina (3.4%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,000,000	1,094,040
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,111,780
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	517,075
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	3,500,000	3,820,460
			7,543,355

North Dakota (0.4%)
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA
5s, 4/1/21	Aaa	400,000	425,640
5s, 4/1/19	Aaa	500,000	534,900
			960,540

Ohio (2.4%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	596,016
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo
Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	2,000,000	2,076,660
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,500,000	2,756,000
			5,428,676

Oklahoma (0.5%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,050,000	1,116,150

Oregon (0.4%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	845,000	869,691

Pennsylvania (5.9%)
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	538,957
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	870,000	911,299
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	1,500,000	1,595,970
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,043,150
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	750,000	750,105
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia College of Osteopathic Med.), 5s, 12/1/08	A	1,045,000	1,070,906
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer
Ctr.), 3.52s, 7/1/10	P-1	1,000,000	1,000,000
Philadelphia, School Dist. G.O. Bonds, Ser. D, FGIC,
5s, 6/1/27	Aaa	5,000,000	5,268,300
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,000,000	1,083,030
			13,261,717

Puerto Rico (3.0%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	1,000,000	1,064,660
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	250,000	266,915
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	5,000,000	5,479,250
			6,810,825

South Carolina (3.2%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,515,000	2,708,177
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	750,000	789,533
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,146,950
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	600,000	695,622
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/28	BBB	1,750,000	1,878,415
			7,218,697

South Dakota (1.0%)
SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B,
6 1/2s, 6/1/32	BBB	2,000,000	2,186,920

Tennessee (4.4%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	2,000,000	2,334,900
(First Mtge. - Mountain States Hlth.), Ser. A, MBIA,
6s, 7/1/21	Aaa	7,000,000	7,569,170
			9,904,070

Texas (9.2%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,750,000	1,761,935
Columbus, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/8s, 8/15/29	Aaa	4,525,000	4,776,907
Conroe, Indpt. School Dist. G.O. Bonds (School House),
PSFG, 5s, 2/15/26	Aaa	2,905,000	3,035,144
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	773,865
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A+	1,500,000	1,687,440
Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC,
5s, 3/1/26	Aaa	1,335,000	1,388,160
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,589,700
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC
5 1/4s, 2/15/24	AAA	1,215,000	1,313,828
5 1/4s, 2/15/23	AAA	1,150,000	1,245,243
Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/15/29	AAA	1,360,000	1,419,718
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/19	Baa3	1,700,000	1,781,685
			20,773,625

Utah (4.2%)
Intermountain Pwr. Agcy. Rev. Bonds
Ser. A, MBIA, 6.15s, 7/1/14	Aaa	70,000	71,512
Ser. A, MBIA, U.S. Govt. Coll., 6.15s, 7/1/14
(Prerefunded)	Aaa	8,280,000	8,603,996
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	675,000	714,953
			9,390,461

Vermont (0.4%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	915,000	924,013

Virginia (0.9%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	2,000,000	2,116,220

Washington (1.1%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	2,320,000	2,545,898

West Virginia (6.3%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	7,500,000	7,867,050
West Virginia U. Rev. Bonds (Impt. West VA. U.), Ser.
C, FGIC, 5s, 10/1/26	Aaa	6,000,000	6,304,500
			14,171,550

Wisconsin (3.8%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	1,800,000	1,999,188
6 3/8s, 6/1/32	BBB	3,500,000	3,778,705
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30	A2	2,500,000	2,671,400
			8,449,293

Wyoming (1.0%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 3 1/2s, 1/1/14	P-1	2,275,000	2,275,000

TOTAL INVESTMENTS

Total investments (cost $345,516,202) (b)			$362,088,224

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	22	$2,362,250	Dec-06	$9,224

NOTES

(a) Percentages indicated are based on net assets of $225,210,562.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $345,516,202, resulting in gross unrealized appreciation and depreciation of $17,106,140 and $534,118, respectively, or net unrealized appreciation of $16,572,022.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $2,362,250 have been designated as collateral for open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Health care	39.2%
Utilities and power	31.1
Air transportation	10.0

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

AMBAC	21.9%
MBIA	21.8
FGIC	13.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Grade Municipal Trust

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006